GOODWILL (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2014
Disclosure of reconciliation of changes in goodwill [line items]
Decrease in goodwill as a result of foreign currency translation	$ 469	$ 122
Florence copper project [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired			100.00%